Average Annual Total Returns - First Trust Small Cap Growth AlphaDEX Fund	First Trust Small Cap Growth AlphaDEX Fund 1 Year	First Trust Small Cap Growth AlphaDEX Fund 5 Years	First Trust Small Cap Growth AlphaDEX Fund Since Inception	First Trust Small Cap Growth AlphaDEX Fund Inception Date	First Trust Small Cap Growth AlphaDEX Fund After tax on distributions 1 Year	First Trust Small Cap Growth AlphaDEX Fund After tax on distributions 5 Years	First Trust Small Cap Growth AlphaDEX Fund After tax on distributions Since Inception	First Trust Small Cap Growth AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Small Cap Growth AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Small Cap Growth AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	Nasdaq AlphaDEX® Small Cap Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq AlphaDEX® Small Cap Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq AlphaDEX® Small Cap Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 700 Small Cap Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq US 700 Small Cap Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq US 700 Small Cap Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P SmallCap 600® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	16.80%	9.51%	10.40%	Apr. 19, 2011	16.61%	9.41%	10.32%	9.94%	7.48%	8.49%	17.69%	[1]	[1]	[1]	25.16%	[1]	[1]	[1]	21.13%	10.87%	12.29%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.